Discontinued Operations (Annual) (Detail) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2008	Jul. 15, 2008
Discontinued Operation, Purchase Price					$ 24,500,000
Discontinued Operation, Selling Price Allocation, Cash					7,400,000
Discontinued Operation, Selling Price Allocation, Escrow					400,000
Discontinued Operation, Debt Assumed					16,700,000
Discontinued Operation, Cash In Escrow Released To Buyer				100,000
Discontinued Operation, Cash Escrow, Released To Company				300,000
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest	(7,000)	(224,000)	62,000
Write down Of Land Held For Sale		224,000
Joint Venture [Member]
Discontinued Operation, Debt Assumed				$ 300,000